Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets
Right-of-use assets are included in property, plant and equipment for the following amounts:

2024

	$ million
		Manufacturing, supply and distribution
	Production		Other [C]	Total
Cost
At January 1	12,597	19,485	12,151	44,233
Additions	1,669	4,912	660	7,241
Sales, retirements and other movements [A]	(554)	(565)	(2,463)	(3,582)
Currency translation differences	(147)	(94)	(421)	(662)
At December 31	13,565	23,738	9,927	47,230
Depreciation, depletion and amortisation, including impairments
At January 1	7,146	8,049	4,959	20,154
Charge for the year [B]	1,525	2,837	1,066	5,428
Sales, retirements and other movements [A]	(891)	(1,552)	(2,130)	(4,573)
Currency translation differences	(26)	(29)	(177)	(232)
At December 31	7,754	9,305	3,718	20,777
Carrying amount at December 31	5,811	14,433	6,209	26,453
[A]Includes the reclassification of right-of-use assets to assets held for sale.
[B]Includes impairment losses ($438 million) and reversals ($11 million).
[C]Other mainly includes lease contracts for retail sites, land, and buildings in Marketing, Renewables and Energy Solutions and Corporate.

2023

	$ million
		Manufacturing, supply and distribution
	Production		Other [D]	Total
Cost
At January 1	14,675	16,463	9,899	41,037
Additions	790	2,442	1,308	4,540
Sales, retirements and other movements [A]	(116)	29	(1,040)	(1,127)
Reclassifications [B]	(2,779)	527	2,252	—
Currency translation differences	27	24	(268)	(217)
At December 31	12,597	19,485	12,151	44,233
Depreciation, depletion and amortisation, including impairments
At January 1	8,275	6,695	2,950	17,920
Charge for the year [C]	1,382	2,428	998	4,808
Sales, retirements and other movements [A]	(303)	(1,149)	(1,042)	(2,494)
Reclassifications [B]	(2,217)	63	2,154	—
Currency translation differences	9	12	(101)	(80)
At December 31	7,146	8,049	4,959	20,154
Carrying amount at December 31	5,451	11,436	7,192	24,079
[A]Includes the reclassification of right-of-use assets to assets held for sale.
[B]Reclassification from Production to Manufacturing, supply and distribution and Other.
[C]Includes impairment losses ($72 million) and reversals ($2 million).
[D]Other mainly includes lease contracts for retail sites, land, and buildings in Marketing, Renewables and Energy Solutions and Corporate.

Schedule of Lease Expenses not Included in the Measurement of Lease Liability
Shell also has certain lease contracts of items with lease terms of 12 months or less. For these lease contracts, Shell applies the short-term lease recognition exemption. Lease expenses not included in the measurement of lease liability are:

Lease expenses not included in the measurement of lease liability

		$ million
	2024	2023
Expense relating to short-term leases	360	495
Expense relating to variable lease payments	1,448	1,415

Schedule of Future Lease Payments Under Lease Contracts
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:

2024

	$ million
	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	6,367		1,657	4,710
Between 1 and 5 years	15,772		4,662	11,110
5 years and later	19,814		6,932	12,882
Total	41,953	[A]	13,251	28,702
[A]Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, which are not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2023

	$ million
	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	6,182	1,539	4,643
Between 1 and 5 years	16,105	4,443	11,662
5 years and later	16,794	5,390	11,404
Total	39,081	11,372	27,709